Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Summary of supplemental information related to operating leases

As of December 31, 2019
RMB
Operating lease ROU assets	8,643,597
Operating lease liabilities-current	3,193,480
Operating lease liabilities-non-current	5,523,164

Total operating lease liabilities	8,716,644

Weighted average remaining lease term	4.4 years
Weighted average discount rate	4.7%

Summary of lease cost recognized and supplemental cash flow information related to operating leases

For the year ended December 31, 2019
RMB
Operating lease cost	3,377,389
Short-term lease cost	1,212,899

Total (*)	4,590,288

Cash paid for operating leases	3,460,898

(*)	The lease expenses based on ASC 840 were RMB 3,086,709 and RMB 4,571,036 for the years ended December 31, 2017 and 2018, respectively.

Summary of maturity of lease liabilities

As of December 31, 2019
RMB
2020	3,267,527
2021	2,187,920
2022	1,549,062
2023	1,085,230
2024	664,785
2025 and thereafter	926,265

Total lease payments	9,680,789
Less: interest	(964,145)

Present value of operating lease liabilities	8,716,644

Schedule of future minimum lease payments under non-cancelable operating lease agreements
As of December 31, 2018, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follows:

As of December 31, 2018
RMB
2019	3,596,926
2020	2,553,344
2021	1,452,812
2022	907,116
2023	459,342
2024 and Thereafter	1,044,818

10,014,358